Revenue disaggregation and segmental analysis - Segmental analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segmental analysis
Revenue from contracts with customers	€ 43,166	€ 42,110
Other revenue	1,653	1,408
Interest revenue	155	148
Total segment revenue	44,974	43,666	€ 46,571
Adjusted EBITDA	14,881	13,918
Europe
Segmental analysis
Revenue from contracts with customers	33,040	31,607
Other revenue	607	405
Interest revenue	146	132
Total segment revenue	33,793	32,144
Adjusted EBITDA	11,392	10,289
Germany
Segmental analysis
Revenue from contracts with customers	11,751	10,222
Other revenue	300	139
Interest revenue	25	29
Total segment revenue	12,076	10,390
Adjusted EBITDA	5,077	4,079
Italy
Segmental analysis
Revenue from contracts with customers	5,416	5,752
Other revenue	101	97
Interest revenue	12	8
Total segment revenue	5,529	5,857
Adjusted EBITDA	2,068	2,202
UK
Segmental analysis
Revenue from contracts with customers	6,353	6,159
Other revenue	63	56
Interest revenue	68	57
Total segment revenue	6,484	6,272
Adjusted EBITDA	1,500	1,364
Spain
Segmental analysis
Revenue from contracts with customers	4,222	4,595
Other revenue	51	58
Interest revenue	23	16
Total segment revenue	4,296	4,669
Adjusted EBITDA	1,009	1,038
Other Europe
Segmental analysis
Revenue from contracts with customers	5,429	4,989
Other revenue	94	61
Interest revenue	18	22
Total segment revenue	5,541	5,072
Adjusted EBITDA	1,738	1,606
Eliminations
Segmental analysis
Revenue from contracts with customers	(131)	(110)
Other revenue	(2)	(6)
Total segment revenue	(133)	(116)
Rest of the World
Segmental analysis
Revenue from contracts with customers	9,682	10,091
Other revenue	226	200
Interest revenue	9	16
Total segment revenue	9,917	10,307
Adjusted EBITDA	3,488	3,561
Vodacom
Segmental analysis
Revenue from contracts with customers	5,334	5,264
Other revenue	190	171
Interest revenue	7	8
Total segment revenue	5,531	5,443
Adjusted EBITDA	2,088	2,157
Other Markets
Segmental analysis
Revenue from contracts with customers	4,348	4,827
Other revenue	36	29
Interest revenue	2	8
Total segment revenue	4,386	4,864
Adjusted EBITDA	1,400	1,404
Common Functions
Segmental analysis
Revenue from contracts with customers	547	514
Other revenue	1,020	1,003
Total segment revenue	1,567	1,517
Adjusted EBITDA	1	68
Eliminations
Segmental analysis
Revenue from contracts with customers	(103)
Other revenue	(200)
Total segment revenue	(303)
Inter-region revenue
Segmental analysis
Revenue from contracts with customers		(102)
Other revenue		(200)
Total segment revenue		(302)
Performance obligations
Segmental analysis
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	20,336	18,447
Performance obligations | Within one year
Segmental analysis
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	13,456	12,566
Service revenue
Segmental analysis
Revenue from contracts with customers	37,871	36,458
Service revenue | Europe
Segmental analysis
Revenue from contracts with customers	29,213	27,680
Service revenue | Germany
Segmental analysis
Revenue from contracts with customers	10,696	9,145
Service revenue | Italy
Segmental analysis
Revenue from contracts with customers	4,833	5,030
Service revenue | UK
Segmental analysis
Revenue from contracts with customers	5,020	4,952
Service revenue | Spain
Segmental analysis
Revenue from contracts with customers	3,904	4,203
Service revenue | Other Europe
Segmental analysis
Revenue from contracts with customers	4,890	4,460
Service revenue | Eliminations
Segmental analysis
Revenue from contracts with customers	(130)	(110)
Service revenue | Rest of the World
Segmental analysis
Revenue from contracts with customers	8,266	8,402
Service revenue | Vodacom
Segmental analysis
Revenue from contracts with customers	4,470	4,391
Service revenue | Other Markets
Segmental analysis
Revenue from contracts with customers	3,796	4,011
Service revenue | Common Functions
Segmental analysis
Revenue from contracts with customers	494	477
Service revenue | Eliminations
Segmental analysis
Revenue from contracts with customers	(102)
Service revenue | Inter-region revenue
Segmental analysis
Revenue from contracts with customers		(101)
Equipment revenue
Segmental analysis
Revenue from contracts with customers	5,295	5,652
Equipment revenue | Europe
Segmental analysis
Revenue from contracts with customers	3,827	3,927
Equipment revenue | Germany
Segmental analysis
Revenue from contracts with customers	1,055	1,077
Equipment revenue | Italy
Segmental analysis
Revenue from contracts with customers	583	722
Equipment revenue | UK
Segmental analysis
Revenue from contracts with customers	1,333	1,207
Equipment revenue | Spain
Segmental analysis
Revenue from contracts with customers	318	392
Equipment revenue | Other Europe
Segmental analysis
Revenue from contracts with customers	539	529
Equipment revenue | Eliminations
Segmental analysis
Revenue from contracts with customers	(1)
Equipment revenue | Rest of the World
Segmental analysis
Revenue from contracts with customers	1,416	1,689
Equipment revenue | Vodacom
Segmental analysis
Revenue from contracts with customers	864	873
Equipment revenue | Other Markets
Segmental analysis
Revenue from contracts with customers	552	816
Equipment revenue | Common Functions
Segmental analysis
Revenue from contracts with customers	53	37
Equipment revenue | Eliminations
Segmental analysis
Revenue from contracts with customers	€ (1)
Equipment revenue | Inter-region revenue
Segmental analysis
Revenue from contracts with customers		€ (1)